Finance lease (Details) $ in Millions	Jun. 25, 2021 USD ($) subsidiary	Dec. 31, 2025 USD ($)	Jun. 25, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Amount of finance lease obligations		$ 0.0
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Number of subsidiaries | subsidiary	2
Gross proceeds	$ 49.0
Transaction fees	$ 1.0
Finance lease obligations			$ 41.0